Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Summary of Status of Warrants

The following summarizes the Company’s warrant activity during the years ended December 31, 2013 and 2012:

		Exercisable into
		Series A
	Exercisable into	Convertible
	Common	Preferred
	Stock	Stock

Outstanding - December 31, 2011	3,765,923	3,000,000

Granted	14,029,458	-
Exercised	-	-
Cancelled	(33,333)	-

Outstanding - December 31, 2012	17,762,048	3,000,000

Granted	-	-
Exercised	(57,125)	-
Cancelled/Expired	(1,352,583)	-

Outstanding - December 31, 2013	16,352,340	3,000,000